Other Income (Expenses), Net - Summary of Other Income (Expenses), Net (Detail) (USD $)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Other Income And Expenses [Abstract]
Foreign exchange gains (losses), net	$ (121,990)	$ 23,900	$ 184,706
Gains (Losses) on disposal of property, plant and equipment	11,322	463,358	(86,015)
Impairment of property, plant and equipment	(2,103,780)	0	(1,230,727)
Rental income from third parties	1,292,903	177,556
Management fee received from a third party	77,944
Reversal of (Accrual for) potential tax surcharge, net	130,328	(60,622)	46,086
Reversal of compensation for potential litigation			500,000
Government grants	837,656	443,468	439,471
Sale of scrap materials	533	213,718
Others	311,388	310,201	69,978
Other income (expenses), net	$ 436,304	$ 1,571,579	$ (76,501)